Defined benefit scheme (Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations) (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Discount rate	4.61%	5.44%
Expected return on the plan assets	4.61%	5.44%
Rate of increase in compensation	5.00%	5.00%
0-1 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	35.00%	35.00%
1-2 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	35.00%	35.00%
2-3 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	25.00%	25.00%
3-4 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	15.00%	15.00%
4-5 years [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	15.00%	15.00%
5 years and more [Member]
Disclosure of defined benefit plans [line items]
Expected rate of termination	7.50%	7.50%